Leases - Maturity Analysis of Lease Liabilities (Details) $ in Thousands	Mar. 31, 2021 USD ($)
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	$ 25,678
2022
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	5,120
2023
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	4,718
2024
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	3,990
2025
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	3,450
2026
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	2,505
2027 and thereafter
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	$ 5,895